NOVEMBER 4, 2021
SUPPLEMENT TO
STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
HARTFORD SCHRODERS ESG US EQUITY ETF
DATED AUGUST 4, 2021
STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
HARTFORD SCHRODERS COMMODITY STRATEGY ETF
DATED SEPTEMBER 8, 2021
STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
HARTFORD SUSTAINABLE INCOME ETF
DATED SEPTEMBER 15, 2021
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
In accordance with the retirement policy of the Board of Trustees (the “Board”), Lynn S. Birdsong, Trustee and Chair of the Board, will retire as a member of the Board effective December 31, 2021. Anticipating Mr. Birdsong’s retirement, the Board has elected Christine R. Detrick to serve as Chair of the Board and Chair of the Board’s Contracts Committee effective November 4, 2021. Ms. Detrick has served as a member of the Boards of Directors/Trustees of the Hartford Funds Family of Funds since November 4, 2015, and she has served as Chair of the Investment Committee since August 7, 2019.
Effective November 4, 2021, any reference to Mr. Birdsong as Chair of the Board is deleted and replaced with a reference to Ms. Detrick. In addition, as of the same date, Ms. Detrick will no longer serve as a member of the Board’s Investment Committee.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.